File Nos. 33-39100
                                                                      811-5200
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.  14                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 31                                                       [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     __________________________________
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     _______________________________________________
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ______________________________________________________        __________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661


     Copies to:
          Judith A. Hasenauer            and   Frances S. Cook
          Blazzard, Grodd & Hasenauer, P.C.    First Vice President and
          P.O. Box 5108                        Associate Counsel
          Westport, CT  06881                  Cova Financial Services
          (203) 226-7866                       Life Insurance Company
                                               One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __X__  on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts


                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains fourteen Portfolios of the Cova Series Trust; one Portfolio of General American Capital Company; three Portfolios of
AIM Variable Insurance Funds; two Portfolios of Variable Insurance Products Fund; one Portfolio of Variable Insurance Products Fund II; two Portfolios of Variable Insurance Products Fund III; seven Portfolios of MFS Variable Insurance Trust; two Portfolios of Alliance Variable Products Series Fund, Inc.; four Portfolios of Investors Fund Series; one Portfolio of Liberty Variable Investment Trust; five Portfolios of Oppenheimer Variable Account Funds; and nine Portfolios, Class 1 Shares, of Templeton Variable Products Series Fund. Different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.


==============================================================================


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix A


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.







                                     PART A


                         THE FIXED AND VARIABLE ANNUITY

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       and

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 52 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 51 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).


AIM VARIABLE INSURANCE FUNDS INC.:
MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation
   AIM V.I. International Equity
   AIM V.I. Value

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
   Premier Growth Portfolio
   Real Estate Investment Portfolio

COVA SERIES TRUST:
MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.:
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

MANAGED BY LORD, ABBETT & CO.:
   Bond Debenture
   Mid-Cap Value
   Large Cap Research
   Developing Growth
   Lord Abbett Growth and Income


MANAGED BY MISSISSIPPI VALLEY
ADVISORS, INC.
   Balanced
   Small Cap Equity
   Equity Income
   Growth & Income Equity

GENERAL AMERICAN CAPITAL
COMPANY:
MANAGED BY CONNING
ASSET MANAGEMENT COMPANY
    Money Market

INVESTORS FUND SERIES:
MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
   Kemper Small Cap Value
   Kemper Government Securities
   Kemper Small Cap Growth

MANAGED BY DREMAN VALUE MANAGEMENT, L.L.C.
   Kemper-Dreman High Return Equity

LIBERTY VARIABLE INVESTMENT TRUST:
MANAGED BY NEWPORT FUND MANAGEMENT INC.
   Newport Tiger, Variable Series

MFS VARIABLE INSURANCE TRUST:
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
  MFS Emerging Growth
  MFS Research
  MFS Growth With Income
  MFS High Income
  MFS World Governments
  MFS/Foreign & Colonial Emerging Markets Equity (not available)
  MFS Bond

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
MANAGED BY OPPENHEIMERFUNDS, INC.
   Oppenheimer High Income
   Oppenheimer Bond
   Oppenheimer Growth
   Oppenheimer Growth & Income
   Oppenheimer Strategic Bond


TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
MANAGED BY FRANKLIN ADVISERS, INC.
   Franklin Growth Investments
   Franklin Small Cap Investments

MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
   Mutual Discovery Investments
   Mutual Shares Investments

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
   Templeton Asset Allocation
   Templeton Bond
   Templeton International
   Templeton Stock

MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
   Templeton Developing Markets

VARIABLE INSURANCE PRODUCTS FUND:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP Growth
   VIP Equity-Income

VARIABLE INSURANCE PRODUCTS FUND II:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP III Growth Opportunities
   VIP III Growth & Income


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.



The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 1999

                              TABLE OF CONTENTS

                                                                        PAGE
INDEX OF SPECIAL TERMS

SUMMARY

FEE TABLE

EXAMPLES

THE ANNUITY CONTRACT

ANNUITY PAYMENTS (THE INCOME PHASE)

PURCHASE
Purchase Payments
Allocation of Purchase Payments
Accumulation Units

INVESTMENT OPTIONS
AIM Variable Insurance Funds, Inc.
Alliance Variable Products Series Fund, Inc.
Cova Series Trust
General American Capital Company
Investors Fund Series
Liberty Variable Investment Trust
MFS Variable Insurance Trust
Oppenheimer Variable Account Funds
Templeton Variable Products Series Fund
Variable Insurance Products Fund
Variable Insurance Products Fund II
Variable Insurance Products Fund III
Transfers
Dollar Cost Averaging Program
Automatic Rebalancing Program
Approved Asset Allocation Programs
Voting Rights
Substitution

EXPENSES
Insurance Charges
Contract Maintenance Charge
Withdrawal Charge
Reduction or Elimination of the Withdrawal Charge
Premium Taxes
Transfer Fee
Income Taxes
Investment Portfolio Expenses

TAXES
Annuity Contracts in General
Qualified and Non-Qualified Contracts
Withdrawals - Non-Qualified Contracts
Withdrawals - Qualified Contracts
Withdrawals - Tax-Sheltered Annuities
Diversification

ACCESS TO YOUR MONEY
Systematic Withdrawal Program

PERFORMANCE

DEATH BENEFIT
Upon Your Death
Death of Annuitant

OTHER INFORMATION
Cova
Year 2000
The Separate Account
Distributor
Ownership
Beneficiary
Assignment
Suspension of Payments or Transfers
Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Performance Information




                            INDEX OF SPECIAL TERMS


We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                        Page

Accumulation Phase.......................................................
Accumulation Unit........................................................
Annuitant................................................................
Annuity Date.............................................................
Annuity Options..........................................................
Annuity Payments.........................................................
Annuity Unit.............................................................
Beneficiary..............................................................
Earnings.................................................................
Fixed Account............................................................
Income Phase.............................................................
Investment Portfolios....................................................
Joint Owner..............................................................
Non-Qualified............................................................
Owner....................................................................
Purchase Payment.........................................................
Qualified................................................................
Tax Deferral.............................................................


SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


This contract offers 51 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


HOW TO PURCHASE THE CONTRACT. You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS. You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:


AIM VARIABLE INSURANCE FUNDS INC.:
MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation
   AIM V.I. International Equity
   AIM V.I. Value

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
   Premier Growth Portfolio
   Real Estate Investment Portfolio

COVA SERIES TRUST:
MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.:
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

MANAGED BY LORD, ABBETT & CO.:
   Bond Debenture
   Mid-Cap Value
   Large Cap Research
   Developing Growth
   Lord Abbett Growth and Income

MANAGED BY MISSISSIPPI VALLEY
ADVISORS, INC.
   Balanced
   Small Cap Equity
   Equity Income
   Growth & Income Equity

GENERAL AMERICAN CAPITAL
COMPANY:
MANAGED BY CONNING
ASSET MANAGEMENT COMPANY
    Money Market

INVESTORS FUND SERIES:
MANAGED BY SCUDDER KEMPER INVESTMENTS, INC.
   Kemper Small Cap Value
   Kemper Government Securities
   Kemper Small Cap Growth

MANAGED BY DREMAN VALUE MANAGEMENT, L.L.C.
   Kemper-Dreman High Return Equity

LIBERTY VARIABLE INVESTMENT TRUST:
MANAGED BY NEWPORT FUND MANAGEMENT INC.
   Newport Tiger, Variable Series

MFS VARIABLE INSURANCE TRUST:
MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
  MFS Emerging Growth
  MFS Research
  MFS Growth With Income
  MFS High Income
  MFS World Governments
  MFS/Foreign & Colonial Emerging Markets Equity (not available)
  MFS Bond

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
MANAGED BY OPPENHEIMERFUNDS, INC.
   Oppenheimer High Income
   Oppenheimer Bond
   Oppenheimer Growth
   Oppenheimer Growth & Income
   Oppenheimer Strategic Bond

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
MANAGED BY FRANKLIN ADVISERS, INC.
   Franklin Growth Investments
   Franklin Small Cap Investments

MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
   Mutual Discovery Investments
   Mutual Shares Investments

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
   Templeton Asset Allocation
   Templeton Bond
   Templeton International
   Templeton Stock

MANAGED BY TEMPLETON ASSET MANAGEMENT LTD.
   Templeton Developing Markets

VARIABLE INSURANCE PRODUCTS FUND:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP Growth
   VIP Equity-Income

VARIABLE INSURANCE PRODUCTS FUND II:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III:
MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
   VIP III Growth Opportunities
   VIP III Growth & Income
   (VIP, VIP II and VIP III refer to Variable Insurance
   Products Fund, Variable Insurance Products Fund II and
   Variable Insurance Products Fund III, respectively.)

Depending upon market conditions, you can make or lose money in any of these portfolios.

EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

* Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

*    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

* If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw.

* When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge which ranges from 0%-4%, depending upon the state.

* The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

* There are also investment charges which range from ____% to ____% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.



DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION.

     Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES.  If you need more information, please contact us at:

                     Cova Life Sales Company
                     One Tower Lane, Suite 3000
                     Oakbrook Terrace, IL 60181
                     800-523-1661



                   COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

     The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.


OWNER TRANSACTION EXPENSES
Withdrawal Charge (see Note 1 below)              5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)                   No charge for first 12 transfers in a
                                                  contract year; thereafter, the fee is
                                                  $25 per transfer or, if less, 2% of the
                                                  amount transferred.

Contract Maintenance Charge (see Note 3 below)    $30 per contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premium          1.25%
Administrative Expense Charge                .15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES      1.40%




INVESTMENT PORTFOLIO EXPENSES                                                   Other Expenses
(as a percentage of the average daily net                                       (after expense
assets of an investment portfolio)                  Management                  reimbursement for       Total Annual
                                                    Fees                      certain Portfolios)     Portfolio Expenses
                                                    -----------             ----------------------  ------------------
COVA SERIES TRUST(a)
Managed by J.P. Morgan Investment Management Inc.
   Select Equity                                             .75%                         .10%              .85%
   Small Cap Stock                                           .85%                         .10%              .95%
   International Equity                                      .85%                         .10%              .95%
   Quality Bond                                              .55%                         .10%              .65%
   Large Cap Stock                                           .65%                         .10%              .75%
 Managed by Lord, Abbett & Co.
   Bond Debenture                                            .75%                         .10%              .85%
   Mid-Cap Value(b)                                         1.00%                         .10%             1.10%
   Large Cap Research(b)                                    1.00%                         .10%             1.10%
   Developing Growth(b)                                      .90%                         .10%             1.00%
   Lord Abbett Growth and Income(c)                          .65%                         .07%              .72%
Managed by Mississippi Valley Advisors, Inc.
   Balanced(d)                                              1.00%                         .10%             1.10%
   Small Cap Equity(d)                                      1.00%                         .10%             1.10%
   Equity Income(d)                                         1.00%                         .10%             1.10%
   Growth & Income Equity(d)                                1.00%                         .10%             1.10%

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
   Money Market                                             .125%                         .08%             .205%

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management &
Research Company
     VIP III Growth Opportunities (e)                        .61%                         .16%              .77%
     VIP Growth (e)                                          .61%                         .08%              .69%
     VIP III Growth & Income                                 .50%                         .50%             1.00%
     VIP Equity-Income (e)                                   .51%                         .07%              .58%
     VIP II Contrafund (e)                                   .61%                         .13%              .74%

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.
   AIM V.I. Capital Appreciation(f)                          .63%                         .05%              .68%
   AIM V.I. International Equity(f)                          .75%                         .18%              .93%
   AIM V.I. Value(f)                                         .62%                         .08%              .70%

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company
   MFS Emerging Growth                                      .75%                          .12%              .87%
   MFS Research                                             .75%                          .13%              .88%
   MFS Growth With Income (g)                               .75%                          .25%             1.00%
   MFS High Income (g)                                      .75%                          .25%             1.00%
   MFS World Governments (g)                                .75%                          .25%             1.00%
   MFS/Foreign & Colonial Emerging Markets Equity (g)      1.25%                          .25%             1.50%
   MFS Bond (g)                                             .60%                          .40%             1.00%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.
   Premier Growth (h)                                      1.00%                          .08%             1.08%
   Real Estate Investment (i)(j)                              0%                          .95%              .95%

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.
   Kemper Small Cap Value                                  .75%                           .09%              .84%
   Kemper Government Securities                            .55%                           .09%              .64%
   Kemper Small Cap Growth                                 .65%                           .06%              .71%

Managed by Dreman Value Management, L.L.C.
   Kemper-Dreman High Return Equity (k)                    .75%                           .12%              .87%

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.
   Newport Tiger, Variable Series                          .90%                           .37%             1.27%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.
   Oppenheimer High Income                                  .75%                          .07%              .82%
   Oppenheimer Bond                                         .73%                          .05%              .78%
   Oppenheimer Growth                                       .73%                          .02%              .75%
   Oppenheimer Growth & Income                              .75%                          .08%              .83%
   Oppenheimer Strategic Bond                               .75%                          .08%              .83%

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1
SHARES
Managed by Franklin Advisers, Inc.
   Franklin Growth Investments(l)                           .40%                          .60%             1.00%
   Franklin Small Cap Investments(m)                        .40%                          .60%             1.00%

Managed by Franklin Mutual Advisers, Inc.
   Mutual Discovery Investments(n)                          .40%                          .60%             1.00%
   Mutual Shares Investments(o)                             .40%                          .60%             1.00%

Managed by Templeton Investment Counsel, Inc.
   Templeton Asset Allocation(p)                            .60%                          .18%              .78%
   Templeton Bond                                           .50%                          .18%              .68%
   Templeton International(p)                               .69%                          .19%              .88%
   Templeton Stock(p)                                       .69%                          .19%              .88%

Managed by Templeton Asset Management Ltd.
   Templeton Developing Markets                            1.25%                          .33%             1.58%



     (a) Since August 20, 1990, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement and management fee waiver, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1997 would have been 1.00% for the Select Equity Portfolio, 1.39% for the Small Cap Stock Portfolio, 1.53% for the International Equity Portfolio, 1.08% for the Quality Bond Portfolio, 1.08% for the Large Cap Stock Portfolio, 1.07% for the Bond Debenture Portfolio, 8.41% for the Mid-Cap Value Portfolio, 10.04% for the Large Cap Research Portfolio, 9.00% for the Developing Growth Portfolio, 3.81% for the Balanced Portfolio, 3.97% for the Small Cap Equity
Portfolio, 3.58% for the Equity-Income Portfolio and 3.51% for the Growth & Income Equity Portfolio.

     (b) Annualized. The Portfolio commenced investment operations on August 20, 1997.

     (c) Estimated. The Portfolio commenced investment operations on or about January 8, 1999.

     (d)Annualized.  The Portfolio  commenced  investment  operations on July 1,
1997.

     (e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for the VIP Equity-Income Portfolio, .67% for the VIP Growth Portfolio, .71% for the VIP II Contrafund Portfolio and .76% for the VIP III Growth Opportunities Portfolio.

     (f) A I M Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

     (g) The adviser has agreed to bear expenses for the Series, subject to reimbursement by the Series, so that the Series' "Other Expenses" do not exceed
 .25% (.40% with respect to the MFS Bond Series) annually. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.10% for the MFS Growth With Income Series; 1.15% for the MFS High Income Series and the MFS World Governments Series; 3.58% for the MFS Bond Series and are estimated to be 5.92% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

     (h) The adviser to the Fund discontinued the expense reimbursement with respect to the Premier Growth Portfolio effective May 1, 1998.

     (i) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 1.41% for other expenses.

     (j) Annualized.

     (k) Other Expenses have been estimated for the first year.

     (l) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.

     (m) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.75%, 0.60% and 1.35%, respectively.

     (n) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.80%, 0.60% and 1.40%, respectively.

     (o) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.

     (p) Management Fees and Total Annual Portfolio Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Annual Portfolio Expenses before May 1, 1997 were lower.

EXAMPLES:

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrender the contract at the end of each time period;
     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                Time         Periods
                                                     1 year     3 years      5 years      10 years
                                                     ------     -------      -------      --------
COVA SERIES TRUST
Managed by J.P. Morgan Investment Management Inc.
   Select Equity                                   (a) $73.80  (a) $118.16   (a) $169.99   (a) $266.24
                                                   (b) $23.80  (b) $ 73.16   (b) $124.99   (b) $266.24
   Small Cap Stock                                 (a) $74.80  (a) $121.17   (a) $175.00   (a) $276.23
                                                   (b) $24.80  (b) $ 76.17   (b) $130.00   (b) $276.23
   International Equity                            (a) $74.80  (a) $121.17   (a) $175.00   (a) $276.23
                                                   (b) $24.80  (b) $ 76.17   (b) $130.00   (b) $276.23
   Quality Bond                                    (a) $71.79  (a) $112.12   (a) $159.89   (a) $245.92
                                                   (b) $21.79  (b) $ 67.12   (b) $114.89   (b) $245.92
   Large Cap Stock                                 (a) $72.80  (a) $115.15   (a) $164.95   (a) $256.13
                                                   (b) $22.80  (b) $ 70.15   (b) $119.95   (b) $256.13
Managed by Lord, Abbett & Co.
   Bond Debenture                                  (a) $73.80  (a) $118.16   (a) $169.99   (a) $266.24
                                                   (b) $23.80  (b) $ 73.16   (b) $124.99   (b) $266.24
   Mid-Cap Value                                   (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $
   Large Cap Research                              (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $
   Developing Growth                               (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
   Lord Abbett Growth and Income                   (a) $72.80  (a) $115.15   (a) $         (a) $
                                                   (b) $22.80  (b) $ 70.15   (b) $         (b) $
Managed by Mississippi Valley Advisors, Inc.
   Balanced                                        (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $
   Small Cap Equity                                (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $
   Equity Income                                   (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $
   Growth & Income Equity                          (a) $76.30  (a) $125.66   (a) $         (a) $
                                                   (b) $26.30  (b) $ 80.66   (b) $         (b) $

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
   Money Market                                    (a) $67.31  (a) $ 98.54   (a) $137.02   (a) $199.08
                                                   (b) $17.31  (b) $ 53.54   (b) $ 92.02   (b) $199.08

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management &
Research Company
VIP III Growth Opportunities                       (a) $73.00  (a) $115.75   (a) $         (a) $
                                                   (b) $23.00  (b) $ 70.75   (b) $         (b) $
VIP Growth                                         (a) $72.19  (a) $113.33   (a) $         (a) $
                                                   (b) $22.19  (b) $ 68.33   (b) $         (b) $
VIP III Growth & Income                            (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
VIP Equity-Income                                  (a) $71.09  (a) $110.00   (a) $         (a) $
                                                   (b) $21.09  (b) $ 65.00   (b) $         (b) $
VIP II Contrafund                                  (a) $72.69  (a) $114.84   (a) $         (a) $
                                                   (b) $22.69  (b) $ 69.84   (b) $         (b) $

AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation                      (a) $72.09  (a) $113.03   (a) $         (a) $
                                                   (b) $22.09  (b) $ 68.03   (b) $         (b) $
AIM V.I. International Equity                      (a) $74.60  (a) $120.57   (a) $         (a) $
                                                   (b) $24.60  (b) $ 75.57   (b) $         (b) $
AIM V.I. Value                                     (a) $72.29  (a) $113.63   (a) $         (a) $
                                                   (b) $22.29  (b) $ 68.63   (b) $         (b) $

MFS VARIABLE INSURANCE TRUST
Managed by Massachusetts Financial Services Company
MFS Emerging Growth                                (a) $74.00  (a) $118.76   (a) $         (a) $
                                                   (b) $24.00  (b) $ 73.76   (b) $         (b) $
MFS Research                                       (a) $74.10  (a) $119.07   (a) $         (a) $
                                                   (b) $24.10  (b) $ 74.07   (b) $         (b) $
MFS Growth with Income                             (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
MFS High Income                                    (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
MFS World Governments                              (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
MFS/Foreign & Colonial Emerging
 Markets Equity                                    (a) $80.29  (a) $137.54   (a) $         (a) $
                                                   (b) $30.29  (b) $ 92.54   (b) $         (b) $
MFS Bond                                           (a) $75.30  (a) $122.67   (a) $         (a) $
                                                   (b) $25.30  (b) $ 77.67   (b) $         (b) $
ALLIANCE VARIABLE PRODUCTS SERIES FUND,
INC.

    Managed by Alliance Capital
    Management L.P.

    Premier Growth                                 (a)$76.10   (a)$125.06    (a) $         (a) $
                                                   (b)$26.10   (b)$ 80.06    (b) $         (b) $
    Real Estate Investment                         (a)$74.80   (a)$121.17    (a) $         (a) $
                                                   (b)$24.80   (b)$ 76.17    (b) $         (b) $

INVESTORS FUND SERIES

    Managed by Scudder Kemper Investments, Inc.

    Kemper Small Cap Value                         (a)$73.70   (a)$117.86    (a) $         (a) $
                                                   (b)$23.70   (b)$ 72.86    (b) $         (b) $
    Kemper Government Securities                   (a)$71.69   (a)$111.82    (a) $         (a) $
                                                   (b)$21.69   (b)$ 66.82    (b) $         (b) $
    Kemper Small Cap Growth                        (a)$72.39   (a)$113.94    (a) $         (a) $
                                                   (b)$22.39   (b)$ 68.94    (b) $         (b) $
    Managed by Dreman Value Management, L.L.C.

    Kemper-Dreman High Return Equity               (a)$74.00   (a)$118.76    (a) $         (a) $
                                                   (b)$24.00   (b)$ 73.76    (b) $         (b) $

LIBERTY VARIABLE INVESTMENT TRUST

   Managed by Newport Fund Management Inc.

   Newport Tiger, Variable Series                 (a)$78.00    (a)$130.73    (a) $         (a) $
                                                  (b)$28.00    (b)$ 85.73    (b) $         (b) $

OPPENHEIMER VARIABLE ACCOUNT FUNDS

    Managed by OppenheimerFunds, Inc.

    Oppenheimer High Income                        (a)$73.50   (a)$117.26    (a) $         (a) $
                                                   (b)$23.50   (b)$ 72.26    (b) $         (b) $
    Oppenheimer Bond                               (a)$73.10   (a)$116.05    (a) $         (a) $
                                                   (b)$23.10   (b)$ 71.05    (b) $         (b) $
    Oppenheimer Growth                             (a)$72.80   (a)$115.15    (a) $         (a) $
                                                   (b)$22.80   (b)$ 70.15    (b) $         (b) $
    Oppenheimer Growth & Income                    (a)$73.60   (a)$117.56    (a) $         (a) $
                                                   (b)$23.60   (b)$ 72.56    (b) $         (b) $
    Oppenheimer Strategic Bond                     (a)$73.60   (a)$117.56    (a) $         (a) $
                                                   (b)$23.60   (b)$ 72.56    (b) $         (b) $

TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES

    Managed by Franklin Advisers, Inc.

    Franklin Growth Investments                    (a)$75.30   (a)$122.67    (a) $         (a) $
                                                   (b)$25.30   (b)$ 77.67    (b) $         (b) $
    Franklin Small Cap Investments                 (a)$75.30   (a)$122.67    (a) $         (a) $
                                                   (b)$25.30   (b)$ 77.67    (b) $         (b) $

    Managed by Franklin Mutual Advisers, Inc.

    Mutual Discovery Investments                   (a)$75.30   (a)$122.67    (a) $         (a) $
                                                   (b)$25.30   (b)$ 77.67    (b) $         (b) $
    Mutual Shares Investments                      (a)$75.30   (a)$122.67    (a) $         (a) $
                                                   (b)$25.30   (b)$ 77.67    (b) $         (b) $

    Managed by Templeton Investment Counsel, Inc.

    Templeton Asset Allocation                     (a)$73.10   (a)$116.05    (a) $         (a) $
                                                   (b)$23.10   (b)$ 71.05    (b) $         (b) $
    Templeton Bond                                 (a)$72.09   (a)$113.03    (a) $         (a) $
                                                   (b)$22.09   (b)$ 68.03    (b) $         (b) $
    Templeton International                        (a)$74.10   (a)$119.07    (a) $         (a) $
                                                   (b)$24.10   (b)$ 74.07    (b) $         (b) $
    Templeton Stock                                (a)$74.10   (a)$119.07    (a) $         (a) $
                                                   (b)$24.10   (b)$ 74.07    (b) $         (b) $

    Managed by Templeton Asset Management Ltd.

    Templeton Developing Markets                   (a)$81.08   (a)$139.90    (a) $         (a) $
                                                   (b)$31.08   (b)$ 94.90    (b) $         (b) $


EXPLANATION OF FEE TABLE

     1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

     2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

     3. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more. If you make a complete withdrawal, Cova will charge the contract maintenance charge.

     4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.


There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.



The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

* fixed account,

* the investment  portfolio(s) or

* a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.


If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.





PURCHASE

PURCHASE PAYMENTS


A purchase payment is the money you give us to purchase the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to any type of contract. Cova reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund of General American Capital Company for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

     3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS


The contract offers 51 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:


J.P.  MORGAN  INVESTMENT  MANAGEMENT  INC. IS THE  SUB-ADVISER  TO THE FOLLOWING
PORTFOLIOS:

Select Equity Portfolio
Small Cap Stock Portfolio
International Equity Portfolio
Quality Bond Portfolio
Large Cap Stock Portfolio

LORD, ABBETT & CO. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

Bond Debenture Portfolio
Mid-Cap Value Portfolio
Large Cap Research Portfolio
Developing Growth Portfolio
Lord Abbett Growth and Income Portfolio

MISSISSIPPI VALLEY ADVISORS, INC. IS THE SUB-ADVISER TO THE FOLLOWING
PORTFOLIOS:

Balanced Portfolio
Small Cap Equity Portfolio
Equity Income Portfolio
Growth & Income Equity Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III

Variable  Insurance  Products  Fund,  Variable  Insurance  Products  Fund II and
Variable Insurance Products Fund III are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the contract:

   Variable Insurance Products Fund:
      VIP Growth Portfolio
      VIP Equity-Income Portfolio

   Variable Insurance Products Fund II:
      VIP II Contrafund Portfolio

   Variable Insurance Products Fund III:
      VIP III Growth Opportunities Portfolio
      VIP III Growth & Income Portfolio

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS World Governments Series
   MFS/Foreign & Colonial Emerging Markets Equity Series (not available) MFS Bond Series

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Premier Growth Portfolio
     Real Estate Investment Portfolio

INVESTORS FUND SERIES

Investors Fund Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. (Scudder Kemper) is the investment manager for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. Scudder Kemper, as investment manager, has retained Dreman Value Management, L.L.C. to serve as sub-adviser for the Kemper-Dreman High Return Equity Portfolio. The following portfolios are available under the contract:

     Kemper Small Cap Value Portfolio
     Kemper Government Securities Portfolio
     Kemper Small Cap Growth Portfolio
     Kemper-Dreman High Return Equity Portfolio


LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger, Variable Series. The following portfolio is available under the contract:

Newport Tiger, Variable Series (a portfolio investing in equity securities of companies located in certain countries of Asia).

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     Oppenheimer High Income Fund
     Oppenheimer Bond Fund
     Oppenheimer Growth Fund
     Oppenheimer Growth & Income Fund
     Oppenheimer Strategic Bond Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund issues two classes of shares
- Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Growth Investments Fund and the Franklin Small Cap Investments Fund; Franklin Mutual Advisers, Inc. is the investment manager of the Mutual Discovery Investments Fund and the Mutual Shares Investments Fund; Templeton Investment Counsel, Inc. is the investment manager of the Templeton Asset Allocation Fund, the Templeton Bond Fund, the Templeton International Fund and the Templeton Stock Fund; and Templeton Asset Management Ltd. is the investment manager of the Templeton
Developing Markets Fund. The following portfolios are available under the contract:

     Franklin Growth Investments Fund
     Franklin Small Cap Investments Fund
     Mutual Discovery Investments Fund (capital appreciation)
     Mutual Shares Investments Fund (capital appreciation with income as a secondary objective)
     Templeton Asset Allocation Fund
     Templeton Bond Fund
     Templeton International Fund
     Templeton Stock Fund
     Templeton Developing Markets Fund


Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisors,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

Cova has  reserved the right during the year to terminate or modify the transfer
provisions   described   below,   subject   to   applicable   state   laws   and
regulations.


TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

     2.  Your  request  for  transfer  must  clearly   state  which   investment
portfolio(s) or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

APPROVED ASSET ALLOCATION PROGRAMS

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING RIGHTS

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

* the mortality and expense risk premium and

* the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day Cova processes the withdrawal) the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charges is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General:

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver:

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME TAXES

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

*    less any applicable withdrawal charge,

*    less any premium tax, and

*    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value ($1,000 in New Jersey).

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Cova cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.


Beginning May 1, 1998, at the time you buy the contract, you can select Death Benefit Option A or B. If no option is chosen on the forms provided by Cova, Option A will be your Death Benefit. If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both endorsements were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B.

The death benefits are described below. If you have a Joint Owner, the death benefit is determined based on the age of the oldest Joint Owner and the death benefit is payable on the death of the first Joint Owner.

DEATH BENEFIT OPTION A:

Prior to you, or your Joint Owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your Joint Owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

      Example:
      Assumed facts for example:
      $10,000 current GACV
      $ 8,000 contract value
      $ 2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

      New GACV = $10,000 - [($2,100 - $8,000) X $10,000]
      which results in the current GACV of $10,000 being reduced by $2,625

      The new GACV is $7,375.

After you, or your Joint Owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your Joint Owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your Joint Owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your Joint Owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your Joint Owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your Joint Owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made on or before your, or your Joint Owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your Joint Owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your Joint Owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your Joint Owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your Joint Owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your Joint Owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the sum of the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

COVA

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

YEAR 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

DISTRIBUTOR

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.


OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.



         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Experts

Legal Opinions

Distribution

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.





                                    Year or        Year or      Year or     Year or     Year or     Year or     Year or     Year or
                                    Period         Period       Period      Period      Period      Period      Period      Period
                                    Ended          Ended        Ended       Ended       Ended       Ended       Ended       Ended
                                    12/31/98       12/31/97    12/31/96    12/31/95    12/31/94    12/31/93    12/31/92    12/31/91
                                    ----------     ----------- -----------  ----------  ----------  ----------  ----------  --------

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                 $12.88          $11.29     $    10.10         *           *           *           *         *
End of Period                                       $12.88          11.29
Number of Accum. Units Outstanding                3,945,097        659,663

Mid-Cap Value Sub-Account
Beginning of Period                 $10.47          $10.00            * *            *            *          *             *
End of Period                                       $10.47
Number of Accum. Units Outstanding                 194,386

Large Cap Research Sub-Account
Beginning of Period                 $ 9.90          $10.00            * *            *            *          *             *
End of Period                                       $ 9.90
Number of Accum. Units Outstanding                 124,559

Developing Growth Sub-Account
Beginning of Period                 $10.53         $10.00            * *            *            *          *             *
End of Period                                      $10.53
Number of Accum. Units Outstanding                148,658

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                 $14.05         $10.84     $    10.08         *           *           *           *           *
End of Period                                      $14.05          10.84
Number of Accum. Units Outstanding               6,903,606        2,044,523

Small Cap Stock Sub-Account
Beginning of Period                  $13.49        $11.31     $    10.51         *           *           *           *           *
End of Period                                      $13.49          11.31
Number of Accum. Units Outstanding               3,940,243      1,237,405

International Equity Sub-Account
Beginning of Period                  $11.46        $10.97     $    10.21         *           *           *           *           *
End of Period                                      $11.46          10.97
Number of Accum. Units Outstanding               5,440,592      1,306,892

Quality Bond Sub-Account
Beginning of Period                  $11.16        $10.37     $     9.90         *           *           *           *           *
End of Period                                      $11.16          10.37
Number of Accum. Units Outstanding               1,433,081        508,830

Large Cap Stock Sub-Account
Beginning of Period                  $14.89        $11.33     $    10.00         *           *           *           *           *
End of Period                                      $14.89          11.33
Number of Accum. Units Outstanding               1,473,929     1,389,606

Managed by Mississippi Valley Advisors, Inc.

Balanced Sub-Account
Beginning of Period                  $10.53        $10.00               *          *           *           *           *           *
End of Period                                      $10.53
Number of Accum. Units Outstanding                 38,079

Small Cap Equity Sub-Account
Beginning of Period                  $10.42        $10.00               *          *           *           *           *           *
End of Period                                      $10.42
Number of Accum. Units Outstanding                 26,148

Equity Income Sub-Account
Beginning of Period                  $11.19        $10.00               *          *           *           *           *           *
End of Period                                      $11.19
Number of Accum. Units Outstanding                 49,725

Growth & Income Equity Sub-Account
Beginning of Period                  $10.76        $10.00               *          *           *           *           *           *
End of Period                                      $10.76
Number of Accum. Units Outstanding                121,673

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
Beginning of Period                 $10.67         $10.23       $    10.00         *           *           *           *           *
End of Period                                      $10.67            10.23
Number of Accum. Units Outstanding                311,051           34,964

AIM VARIABLE INSURANCE FUNDS INC.:
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

AIM V.I. International Equity Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

AIM V.I. Value Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

MFS VARIABLE INSURANCE TRUST:
MFS Emerging Growth Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

MFS Research Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

MFS Growth With Income Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *           *
End of Period
Number of Accum. Units Outstanding

MFS High Income Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *           *            *
End of Period
Number of Accum. Units Outstanding

MFS World Governments Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

MFS/Foreign & Colonial Emerging Markets Equity Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND
VIP Growth Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

VIP Equity-Income Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND II
VIP II Contrafund Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

VARIABLE INSURANCE PRODUCTS FUND III
VIP III Growth Opportunities Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

VIP III Growth & Income Sub-Account
Beginning of Period                 $10.00          *                 *           *           *           *          *            *
End of Period
Number of Accum. Units Outstanding

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account                          **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Real Estate Investment Sub-Account                  **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

INVESTORS FUND SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account                  **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Kemper Government Securities Sub-Account            **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Kemper Small Cap Growth Sub-Account                 **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger, Variable Sub-Account                 **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Sub-Account                 **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Oppenheimer Bond Sub-Account                        **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Oppenheimer Growth Sub-Account                      **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Oppenheimer Growth & Income Sub-Account             **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

Oppenheimer Strategic Bond Sub-Account              **         **                **        **          **           **          **
Beginning of Period                 $10.00
End of Period
Number of Accum. Units Outstanding

The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond, Large Cap Stock Portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale to the public (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Balanced, Small Cap Equity, Equity Income and Growth & Income Equity Portfolios managed by Mississippi Valley Advisors, Inc. commenced regular investment operations on July 1, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. The investment portfolios managed by A I M Advisors, Inc., Massachusetts Financial Services Company, Alliance Capital Management L.P., Scudder Kemper Investments, Inc., Newport Fund Management Inc. and OppenheimerFunds, Inc. commenced investment operations on January 2, 1998. The investment portfolios managed by Fidelity Management & Research Company, Inc. commenced investment operations on February 17, 1998. The investment portfolios investing in Templeton Variable Products Series Fund commenced operation on ________________, 1998.

                                  APPENDIX B

PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended December 31, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1998 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


PART 1 COVA SERIES TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                       -------------                           ----------
Select Equity                5/1/96               22.89%          --      23.01%           17.76%         --       21.19%
Small Cap Stock              5/1/96               16.63%          --      14.20%           11.51%         --       12.25%
International Equity         5/1/96                8.34%          --      12.00%            3.23%         --       10.01%
Quality Bond                 5/1/96                8.94%          --       7.28%            3.83%         --        5.20%
Large Cap Stock              5/1/96               29.38%          --      29.99%           24.25%         --       28.27%
Bond Debenture               5/1/96               11.92%          --      14.39%            6.81%         --       12.44%
Mid-Cap Value               8/20/97                 --            --      12.10%             --           --        6.87%
Large Cap Research          8/20/97                 --            --      13.44%             --           --        8.21%
Developing Growth           8/20/97                 --            --      13.14%             --           --        7.91%
Balanced                     7/1/97               11.75%          --      11.75%            6.63%         --        6.63%
Small Cap Equity             7/1/97                9.46%          --       9.46%            4.35%         --        4.35%
Equity Income                7/1/97               22.58%          --      22.58%           17.46%         --       17.46%
Growth & Income Equity       7/1/97               18.12%          --      18.12%           13.00%         --       13.00%

PART 1 GENERAL AMERICAN CAPITAL COMPANY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 12/31/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 6/3/96               ____%              ____%         _____%          ____%



PART 1 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP Growth           2/17/98          --             _____%        --          ____%

VIP Equity-Income    2/17/98          --             _____%        --          ____%

VIP II Contrafund    2/17/98          --             _____%        --          ____%


VIP III Growth       2/17/98          --             _____%        --          ____%
Opportunities

VIP III Growth       2/17/98          --             _____%        --          ____%
& Income


PART 1 AIM VARIABLE INSURANCE FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98


                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

AIM V.I. Capital     1/2/98           --             _____%       --             ____%
Appreciation

AIM V.I.             1/2/98           --             _____%       --            _____%
International
Equity

AIM V.I. Value       1/2/98           --             _____%       --            _____%

PART 1 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

MFS Emerging Growth      1/2/98          --              _____%        --          _____%
MFS Research             1/2/98          --              _____%        --          _____%
MFS Growth With Income   1/2/98          --              _____%        --          _____%
MFS High Income          1/2/98          --              _____%        --          _____%
MFS World Governments    1/2/98          --              _____%        --          _____%

PART 1 ALLIANCE VARIABLE PRODUCTS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Premier Growth           1/2/98            --            _____%         --         _____%
Real Estate Investment   1/2/98            --            _____%         --         _____%

PART 1 LIBERTY VARIABLE INVESTMENT TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Newport Tiger, Variable   1/2/98           --            _____%         --         _____%
Series

PART 1 INVESTORS FUND SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

Kemper Small Cap Value   1/2/98            --           _____%          --         _____%
Kemper Government        1/2/98            --           _____%          --         _____%
Securities
Kemper Small Cap Growth  1/2/98            --           _____%          --         _____%

PART 1 OPPENHEIMER VARIABLE ACCOUNT FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------
Oppenheimer High Income   1/2/98           --           _____%          --         _____%
Oppenheimer Bond          1/2/98           --           _____%          --         _____%
Oppenheimer Growth        1/2/98           --           _____%          --         _____%
Oppenheimer Growth &
  Income                  1/2/98           --           _____%          --         _____%
Oppenheimer Strategic
  Bond                    1/2/98           --           _____%          --         _____%



PART 2 - HISTORICAL FUND PERFORMANCE

Shares of the General American Capital Company Money Market Fund were first offered under the Contract on June 3, 1996. Shares of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, AIM Variable Insurance Funds, Inc. and MFS Variable Insurance Trust were first offered under the contract on December 30, 1997. Shares of the Portfolios of Templeton Variable Products Series Fund were first offered under the contract as of __________________ (collectively, the "Existing Funds"). However, the Existing Funds have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affect accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

* Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.


PART 2 GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects insurance               (reflects all
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date          1 yr     5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------   ------  ------------  -------  -----------    -------------  -------  ---------  --------

Money Market        10/1/87       ____%     ____%      ____%      ____%     ____%          ____%         _____%   _____%     ____%


PART 2 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, VARIABLE INSURANCE PRODUCTS FUND III
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects insurance               (reflects all
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date           1 yr    5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------  ------  ------------   -------  ---------      -------------  -------  ---------  --------

VIP Growth          10/9/86       _____%  _____%     _____%       _____%    _____%          _____%       _____%   _____%     _____%
VIP Equity-Income   10/9/86       _____%  _____%     _____%       _____%    _____%          _____%       _____%   _____%     _____%
VIP II Contrafund    1/3/95       _____%  _____%     _____%       _____%    _____%          _____%       _____%   _____%     _____%
VIP III Growth
Opportunities        1/3/95       _____%  _____%     _____%       _____%    _____%          _____%       _____%   _____%
VIP III Growth
& Income            12/31/96      _____%  _____%     _____%       _____%    _____%          _____%       _____%   _____%


PART 2 AIM VARIABLE INSURANCE FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                           since        Unit             since
Portfolio           Date         1 yr    5 yrs    inception      1 yr    5 yrs    inception    1 yr     5 yrs   inception
----------------    ---------   -------  ------   ------------   ------  -------  ----------   ------   -----   ----------

AIM V.I. Capital
Appreciation        5/5/93       _____%   _____%     _____%      _____%   _____%    _____%     _____%    _____%   _____%

AIM V.I.
International
Equity              5/5/93       _____%   _____%     _____%      _____%   _____%    _____%     _____%    _____%   _____%

AIM V.I. Value      5/5/93       _____%   _____%     _____%      _____%   _____%    _____%     _____%    _____%   _____%

PART 2 MFS VARIABLE INSURANCE TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                        Portfolio
                        Inception                     since                   since           Unit         since
Portfolio               Date         1 yr             inception      1 yr     inception       1 yr         inception
---------------         ---------   -------------     ------------   -------  -------------  ---------     ------------

MFS Emerging Growth        7/24/95    _____%            _____%        _____%    _____%         _____%        _____%
MFS Research               7/26/95    _____%            _____%        _____%    _____%         _____%        _____%
MFS Growth With Income     10/9/95    _____%            _____%        _____%    _____%         _____%        _____%
MFS High Income            7/26/95    _____%            _____%        _____%    _____%         _____%        _____%
MFS World Governments      6/14/94    _____%            _____%        _____%    _____%         _____%        _____%
MFS Bond                   10/24/95   _____%            _____%        _____%    _____%         _____%        _____%
MFS Foreign & Colonial
Emerging Markets Equity    10/16/97     --              _____%          --      _____%           --          _____%



PART 2 ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
                        Inception                    or since                or since                 or since
Portfolio               Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Premier Growth          6/26/92     _____% _____%      _____%   _____% _____% _____%   _____%  _____%    _____%
Real Estate Investment  1/9/97      _____% _____       _____%   _____% _____  _____%   _____%  _____     _____%


PART 2 LIBERTY VARIABLE INVESTMENT TRUST
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
                        Inception                    or since                or since                 or since
Portfolio               Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Newport Tiger, Variable
Series                  5/1/95      _____% _____      ______%  ______%  _____  _____%   _____% ______    _____%


PART 2 INVESTORS FUND SERIES
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
                        Inception                    or since                or since                 or since
Portfolio               Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Kemper Small Cap Value   5/1/96     ____%   _____     _____%    ____%   ____  _____%  _____%   ____     _____%
Kemper Government
Securities               9/3/87     ____%   ____%     _____%   _____%   ____% _____%  _____%   ____%    _____%
Kemper Small Cap Growth  5/2/94     ____%   _____     _____%   _____%   ____  _____%  _____%   ____     _____%


PART 2 OPPENHEIMER VARIABLE ACCOUNT FUNDS
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98

                                   Fund    Performance              Accumulation   Unit     Performance
                                    Column A                         Column   B              Column C
                                                                    (reflects insurance      (reflects all
                                                                     charges and              charges and
                                                                     portfolio expenses)      portfolio expenses)

                            Portfolio                   10 yrs                   10 yrs                    10 yrs
                            Inception                   or since                 or since                 or since
Portfolio                   Date         1 yr  5 yrs    inception    1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------             ---------   ------ ------   ----------  ------ ----- --------- -----  ------- ----------

Oppenheimer High Income     4/30/86    _____% _____%     _____%     _____% _____% _____%   _____%  _____%   _____%
Oppenheimer Bond             4/3/85    _____% _____%     _____%     _____% _____% _____%   _____%  _____%   _____%
Oppenheimer Growth           4/3/85    _____% _____%     _____%     _____% _____% _____%   _____%  _____%   _____%
Oppenheimer Growth & Income  7/5/95    _____% _____      _____%     _____% _____  _____%   _____%  _____    _____%
Oppenheimer Strategic Bond   5/3/93    _____% _____%     _____%     _____% _____% _____%   _____%  _____%   _____%

PART 2 TEMPLETON VARIABLE PRODUCTS SERIES FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)

                        Portfolio                    10 yrs                  10 yrs                    10 yrs
Portfolio,               Inception                    or since                or since                 or since
Class 1 Shares          Date         1 yr  5 yrs     inception   1 yr  5 yrs inception 1 yr   5 yrs   inception
---------------         ---------   ------ ------    ---------- ------ ----- --------- -----  ------- ----------

Templeton Asset          8/24/88   _____% _____%      _____%   _____% _____%   _____%  _____%   _____%     _____%
  Allocation
Templeton Bond           8/24/88   _____% _____%      _____%   _____% _____%   _____%  _____%   _____%     _____%
Templeton International   5/1/92   _____% _____%      _____%   _____% _____%   _____%  _____%   _____%     _____%
Templeton Stock          8/24/88   _____% _____%      _____%   _____% _____%   _____%  _____%   _____%     _____%
Templeton Developing      3/1/96   _____% _____       _____%   _____% _____    _____%  _____%   _____      _____%
  Markets

PART 3 - LORD ABBETT SERIES FUND, INC. PERFORMANCE

Pursuant to a substitution order issued by the Securities and Exchange Commission, all of the assets held by the separate account of Cova in the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. and in the VKAC Growth and Income Portfolio of Cova Series Trust were transferred on January 8, 1999 to a new investment portfolio of Cova Series Trust known as the Lord Abbett Growth and Income Portfolio. The investment objective, policies and strategies and the portfolio manager of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. and of the new Lord Abbett Growth and Income Portfolio of Cova Series Trust are identical.

The chart below shows the investment performance of the Growth and Income Portfolio of Lord Abbett Series Fund Inc. from December 11, 1989 (inception date) through December 31, 1998, and the related accumulation unit performance.

* The performance figures in Column A for the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. reflect the fees and expenses paid by this Portfolio. These fees and expenses are not the same as those to be paid by the new Lord Abbett Growth and Income Portfolio of Cova Series Trust.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc.

* Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. The Column C figures also assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

 PART 3 LORD ABBETT SERIES FUND, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/98:

                                                                       Accumulation Unit Performance
                                                                 Column B                  Column C
                                                                (reflects insurance       (reflects all
                                      Portfolio Performance     charges and               charges and
                                           Column A             portfolio expenses)       portfolio expenses)
                                      ----------------------------------------------------------------------------
                      Portfolio
                      Inception                       Since                        Since                      Since
Portfolio             Date          1 yr    5 yrs     Inception   1 yr    5 yrs   Inception    1 yr   5 yrs Inception





--------------------------------------------------------------------------------

                       Attn: Variable Products
                       One Tower Lane - Suite 3000
                       Oakbrook Terrace, IL 60181-4644

Please send me, at no charge, the Statement of Additional Information dated May 1, 1999, for the Annuity Contract issued by Cova.


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED May 1, 1999, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1999.



                                TABLE OF CONTENTS


                                                                        Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
               Reduction or Elimination of the Withdrawal Charge . . . . .4

     PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 5
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .5
               Historical Unit Values. . . . . . . . . . . . . . . . . . .6
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .6
               Performance Information . . . . . . . . . . . . . . . . . .7

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . . 7
               General . . . . . . . . . . . . . . . . . . . . . . . . . .7
               Diversification . . . . . . . . . . . . . . . . . . . . . .9
               Multiple Contracts. . . . . . . . . . . . . . . . . . . . 10
               Contracts Owned by Other than Natural Persons . . . . . . 10
               Tax Treatment of Assignments. . . . . . . . . . . . . . . 10
               Income Tax Withholding. . . . . . . . . . . . . . . . . . 11
               Tax Treatment of Withdrawals - Non-Qualified Contracts. . 11
                Qualified Plans. . . . . . . . . . . . . . . . . . . . . 12
               Tax Treatment of Withdrawals - Qualified Contracts. . . . 15
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . . 16

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . . 16
               Variable Annuity. . . . . . . . . . . . . . . . . . . . . 16
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . . 17
               Annuity Unit. . . . . . . . . . . . . . . . . . . . . . . 17
               Net Investment Factor . . . . . . . . . . . . . . . . . . 17
               Mortality and Expense Guarantee . . . . . . . . . . . . . 17

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . . 18




                                     COMPANY

Cova Financial Services Life Insurance Company (the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity, and cash flows for the years ended December 31, 1998, 1997 and 1996 and the statement of assets and liabilities of the Separate Account as of December 31, 1998, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, have been included herein in reliance upon the reports of _____________________, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of _____________________ covering the Company's consolidated financial statements referred to above contains an explanatory paragraph stating that as a result of its 1995 acquisition, the consolidated financial information for the periods subsequent to the acquisition is presented on a different cost basis than for the period prior to the acquisition and, therefore, is not comparable.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                         n
                                P (1 + T)  = ERV

Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units which invest in the Portfolios managed by Fidelity Management & Research Company, A I M Advisors, Inc., Massachusetts Financial Services Company, Franklin Advisers, Inc., Franklin Mutual Advisers, Inc., Templeton Investment Counsel, Inc. and Templeton Asset Management Ltd. have no meaningful investment performance history yet while the Accumulation Units which invest in the Portfolio managed by Conning Asset Management Company have a short investment performance history. (These funds are referred to collectively as the "Existing Funds.") However, certain Portfolios of the Existing Funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of the Existing Funds affect Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Existing Funds and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

General

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                           (to be filed by amendment)




                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

           The financial statements of the Separate Account and the Company will be filed by amendment.

    b.     Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.  Not Applicable.

       3.  Principal Underwriter's Agreement.++

       4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract.***

       5.  Application for Variable Annuity.#

       6.(i)  Copy of Articles of Incorporation of the Company.####
         (ii) Copy of the Bylaws of the Company.####

       7.  Not Applicable.

          8.(i)Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (ii)Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (iii) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

          (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company.+

          (v) Form of Fund Participation  Agreement among MFS Variable Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company.++


       9.  Opinion and Consent of Counsel (to be filed by amendment).

      10.  Consent of Independent Auditors (to be filed by amendment).

      11.  Not Applicable.

      12.  Agreement Governing Contribution.**

      13.  Calculation of Performance Information (to be filed by amendment).

      14.  Company Organizational Chart.####

      27.  Not Applicable

         *incorporated by reference to Registrant's initial filing on Form N-4
          (File No. 811-5200) as filed on June 11, 1987.
        **incorporated by reference to Registrant's Amendment No. 5 to
          Form N-4 (File No. 811-5200) as filed on April 2, 1990.
       ***incorporated by reference to Registrant's Amendment No. 8 to
          Form N-4 (File No. 811-5200) as filed on June 10, 1991.
         # incorporated by reference to Registrant's Amendment No. 13 to
           Form N-4 (File No. 811-5200) as filed on May 1, 1992.
        ## incorporated by reference to Registrant's Amendment No. 14 to
           Form N-4 (File No. 811-5200) as filed on May 1, 1993.
       ### incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.
      #### incorporated by reference to Registrant's Amendment No. 20 to Form N-4 (File No. 811-5200) as electronically filed on April 23, 1997.

       + incorporated by reference to Registrant's Amendment No. 25 (File
       Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

        ++ incorporated by reference to Registrant's Amendment No. 24 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

       +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
_______________________________   ____________________________________
Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Leonard Rubenstein                Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Frances S. Cook                   Secretary
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie A. Doern                    Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market St.
St. Louis, MO 63101

Douglas E. Jacobs                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266


James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

William C. Mair                   Vice President,
One Tower Lane, Suite 3000        Controller and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Mark E. Reynolds                  Executive Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Myron H. Sandberg                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Peter L. Witkewiz                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Registrant's Amendment No. 18 to Form N-4 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of __________________, there were ______ Non-Qualified Contract Owners and _____ Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Lorry J. Stensrud   Director

Patricia E. Gubbe   Vice President and Chief Compliance Officer

William C. Mair     Director

Philip A. Haley     Vice President

Frances S. Cook     Assistant Secretary

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                               REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 18th day of February, 1999.

                                  COVA VARIABLE ANNUITY ACCOUNT ONE
                                  (Registrant)


                             By:  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                             By:  /s/FRANCES S. COOK
                                  _________________________________________



                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY Depositor


                             By: /s/FRANCES S. COOK
                                 ________________________________________




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                        Chairman of the Board and
----------------------  Director                  --------
Richard A. Liddy                                   Date

/s/LORRY J. STENSRUD    President and Director    2/18/99
----------------------                            --------
Lorry J. Stensrud                                  Date


----------------------  Director                  --------
Leonard M. Rubenstein                             Date

                        Director
----------------------                            --------
J. Robert Hopson                                   Date

William C. Mair*        Controller and Director   2/18/99
----------------------                            --------
William C. Mair                                    Date


E. Thomas Hughes, Jr.*  Treasurer and Director    2/18/99
----------------------                            --------
E. Thomas Hughes, Jr.                              Date

Matthew P. McCauley*    Director                  2/18/99
----------------------                            --------
Matthew P. McCauley                                Date

John W. Barber*         Director                  2/18/99
----------------------                            --------
John W. Barber                                     Date

/s/MARK E. REYNOLDS     Director                  2/22/99
----------------------                            --------
Mark E. Reynolds                                   Date



                                  *By: /s/LORRY J. STENSRUD
                                        ____________________________________
                                        Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS
                         (To be filed by amendment)